Shareholders' Equity	6 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 3 – SHAREHOLDERS’ EQUITY

A.	On January 24, 2024, the Company entered into an inducement offer letter agreement with a certain holder, of existing warrants to exercise these warrants as follow (i) 600,000 ADSs issued in July 2023 at an exercise price of USD 11.0 per ADS, (ii) 650,000 ADSs issued in January 2023 at an exercise price of USD 10.00 per ADS and (iii) 185,714 ADSs issued in July 2022 at an exercise price of USD 10.00 per ADS (all herein “the Exercised Warrants”). The total immediate gross proceeds were approximately USD 6,600 thousand. Pursuant to the letter agreement, the holder agreed to exercise for cash its Exercised Warrants to an aggregate of 1,435,714 ADSs at a reduced exercise price of USD 4.60 per ADS in consideration of New Warrants to purchase up to an aggregate of 2,871,429 ADSs at an exercise price of USD 4.85 per ADS that have a term of exercise of between three and a half years with respect to 1,200,000 New Warrants and five years with respect to 1,671,429 New Warrants, classified as equity. Due to the beneficial ownership limitation provisions in the inducement letter, 70,500 Exercised Warrants were immediately exercised into ADSs, while the remaining 1,365,214 ADSs were placed in abeyance for the benefit of the Holder until receipt of notice from the latter that the ADSs may be issued in compliance with such limitation. As of the balance sheet date, no such notice had been received. Underwriting discounts and other offering expenses totaled approximately USD 600 thousand.

As part of the warrant exercise and New Warrant allocation, the Company issued Underwriter Warrants, classified as equity, to purchase 100,500 ADSs, each representing hundred (100) ordinary shares with no par value. The Underwriter Warrants are exercisable from time to time, in whole or in part, for a period of five years from the effective date of the offering, with an exercise price of USD 5.75 per ADS.

B.	On April 4, 2024, the Company effected an adjustment to the ratio of ordinary shares to American Depositary Shares (“ADSs”) at a ratio of 10:1, such that after the ratio adjustment was effected, every 10 ADSs were consolidated into 1 ADS and each ADS now represents one hundred (100) ordinary shares, instead of ten (10) ordinary shares prior to the ratio adjustment. All share and per share amounts, and exercise prices of stock options, warrants, and pre-funded warrants, if applicable, in the condensed consolidated interim financial statements and notes thereto have been adjusted for all periods presented to give effect to this adjustment to the ratio of ordinary shares to ADSs.

The table below summarizes the Company’s equity securities in ADS terms, as of June 30, 2024:

	Warrants outstanding as of June 30, 2024	Exercise price in USD	Expiration date
Pre-funded warrants (*)	58,000	0.01	-
Shares in abeyance	1,365,214	-	-
Ordinary warrants	3,030,179	4.85-12.50	3-4.5 years
Total outstanding	4,453,393

(*)	During the six months ended June 30, 2024, 173,900 ADS pre-funded warrants were exercised.